GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLES

NOTE G - GOODWILL AND OTHER INTANGIBLES

Goodwill at both December 31, 2011 and 2010 amounted to $26.1 million. For the years ended December 31, 2011 and 2010, there were additional core deposit intangibles acquired of $1.1 million for each year in connection with the acquisitions (see Note B – Acquisitions). In 2009, there were no additional goodwill or other intangibles acquired, or impairment losses recognized on goodwill. The last test for goodwill impairment conducted as of December 31, 2011 concluded that there was no goodwill impairment.

The following is a summary of other intangible assets at December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Other intangibles – gross	$4,575	$3,488
Less accumulated amortization	1,589	1,172
Other intangibles – net	$2,986	$2,316

Other intangibles amortization expense for the years ended December 31, 2011, 2010, and 2009 amounted to $416,000, $372,000, and $246,000, respectively. The following table presents estimated amortization expense for other intangibles for the year ending December 31 (dollars in thousands):

2012	$522
2013	486
2014	463
2015	458
2016	359
Thereafter	698
Total	$2,986